INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movements in the carrying amounts of intangible assets and goodwill for the periods presented:

	Franchise intangible	Software	Customer relationships	Assets under construction	Total intangibles	Goodwill
Cost:	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2016	8,003	277	193	3	8,476	2,427
Additions	—	26	—	10	36	—
Disposals	—	(5)	—	—	(5)	—
Currency translation adjustments	(73)	(14)	(1)	—	(88)	(5)
Acquisition accounting adjustments(A)	179	(17)	(30)	(3)	129	98
As at 31 December 2017	8,109	267	162	10	8,548	2,520
Additions	—	32	—	43	75	—
Disposals	—	(4)	—	—	(4)	—
Transfers and reclassifications	—	1	—	(1)	—	—
Currency translation adjustments	(25)	4	—	—	(21)	(2)
As at 31 December 2018	8,084	300	162	52	8,598	2,518
Accumulated amortisation:
As at 31 December 2016	—	(121)	(11)	—	(132)	—
Amortisation expense	—	(38)	(9)	—	(47)	—
Disposals	—	5	—	—	5	—
Currency translation adjustments	—	9	1	—	10	—
As at 31 December 2017	—	(145)	(19)	—	(164)	—
Amortisation expense	—	(43)	(8)	—	(51)	—
Disposals	—	3	—	—	3	—
Currency translation adjustments	—	(2)	—	—	(2)	—
As at 31 December 2018	—	(187)	(27)	—	(214)	—
Net book value:
As at 31 December 2016	8,003	156	182	3	8,344	2,427
As at 31 December 2017	8,109	122	143	10	8,384	2,520
As at 31 December 2018	8,084	113	135	52	8,384	2,518

(A)
The fair values of the assets and liabilities acquired as part of the Merger were provisional as at 31 December 2016 due to the complexity of the acquired businesses. During 2017, the Group finalised the valuation process and adjustments were recorded based on new information obtained about facts and circumstances that existed at the date of Merger. Management concluded that the changes in the fair values from the provisional amounts disclosed in the 2016 consolidated financial statements were not material to the Group’s 2016 consolidated financial statements taken as whole.

Disclosure of information for cash-generating units

	31 December 2018		31 December 2017
	Franchise intangible	Goodwill	Franchise intangible	Goodwill
Cash-generating unit	€ million	€ million	€ million	€ million
Iberia	4,289	1,275	4,289	1,275
Great Britain	1,632	200	1,647	200
Germany	1,060	748	1,060	748

	31 December 2018	31 December 2017
	Pre-tax discount rate
Cash-generating unit	%	%
Iberia	10	11
Great Britain	10	10
Germany	9	10